Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	893
Granted	932
Vested	(318)
Forfeited	(214)
Unvested the end of the year	1,293